Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	pvit-20170915_SupplementTextBlock

PIMCO Variable Insurance Trust

Supplement dated September 15, 2017 to the
Administrative Class Prospectus, Institutional Class Prospectus and Advisor Class and Class M Prospectus,
each dated April 28, 2017, as supplemented from time to time (the "Prospectuses"), and to the
Statement of Additional Information
dated April 28, 2017, as supplemented from time to time (the "SAI")

Disclosure Related to the PIMCO All Asset Portfolio and PIMCO All Asset All Authority Portfolio
(the "Portfolios")

Effective immediately, the first and second sentences of the "Principal Investment Strategies" section of each Portfolio's Portfolio Summary in the Prospectuses are deleted in their entirety and replaced with the following:

The Portfolio is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other funds. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds (collectively, "Underlying PIMCO Funds").

In addition, effective immediately, the "Model Risk" paragraph in the "Principal Risks—Certain Principal Risks of Underlying PIMCO Funds" section of each Portfolio's Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

Model Risk: the risk that an Underlying PIMCO Fund's investment models used in making investment allocation decisions, and the indexation methodologies used in constructing an underlying index for an Underlying PIMCO Fund that seeks to track the investment results of such underlying index, may not adequately take into account certain factors and may result in a decline in the value of an investment in the Underlying PIMCO Fund

In addition, effective immediately, the following paragraphs are added to the "Principal Risks—Certain Principal Risks of Underlying PIMCO Funds" section of each Portfolio's Portfolio Summary in the Prospectuses:

Tracking Error Risk: the risk that the portfolio of an Underlying PIMCO Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Underlying PIMCO Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Underlying PIMCO Fund's portfolio to reflect changes in the composition of the underlying index. Performance of the Underlying PIMCO Fund and the underlying index may vary due to asset valuation differences and differences between the Underlying PIMCO Fund's portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, an Underlying PIMCO Fund's use of a representative sampling approach may cause the Underlying PIMCO Fund to be less correlated to the return of the underlying index than if the Underlying PIMCO Fund held all of the securities in the underlying index

Indexing Risk: the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index

PIMCO Variable Insurance Trust

Supplement dated September 15, 2017 to the
PIMCO All Asset Portfolio Administrative Class Prospectus, PIMCO All Asset Portfolio Institutional
Class Prospectus, PIMCO All Asset Portfolio Advisor Class Prospectus and PIMCO All Asset Portfolio
Class M Prospectus,
each dated April 28, 2017, as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO All Asset Portfolio
(the "Portfolio")

Effective immediately, the first and second sentences of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in the Prospectuses are deleted in their entirety and replaced with the following:

The Portfolio is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other funds. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds (collectively, "Underlying PIMCO Funds").

In addition, effective immediately, the "Model Risk" paragraph in the "Principal Risks—Certain Principal Risks of Underlying PIMCO Funds" section of the Portfolio's Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

Model Risk: the risk that an Underlying PIMCO Fund's investment models used in making investment allocation decisions, and the indexation methodologies used in constructing an underlying index for an Underlying PIMCO Fund that seeks to track the investment results of such underlying index, may not adequately take into account certain factors and may result in a decline in the value of an investment in the Underlying PIMCO Fund

In addition, effective immediately, the following paragraphs are added to the "Principal Risks—Certain Principal Risks of Underlying PIMCO Funds" section of the Portfolio's Portfolio Summary in the Prospectuses:

Tracking Error Risk: the risk that the portfolio of an Underlying PIMCO Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Underlying PIMCO Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Underlying PIMCO Fund's portfolio to reflect changes in the composition of the underlying index. Performance of the Underlying PIMCO Fund and the underlying index may vary due to asset valuation differences and differences between the Underlying PIMCO Fund's portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, an Underlying PIMCO Fund's use of a representative sampling approach may cause the Underlying PIMCO Fund to be less correlated to the return of the underlying index than if the Underlying PIMCO Fund held all of the securities in the underlying index

Indexing Risk: the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index

PIMCO Variable Insurance Trust

Supplement dated September 15, 2017 to the
PIMCO All Asset All Authority Portfolio Administrative Class Prospectus, PIMCO All Asset All
Authority Portfolio Institutional Class Prospectus and PIMCO All Asset All Authority Portfolio Advisor
Class Prospectus,
each dated April 28, 2017, as supplemented from time to time (the "Prospectuses")

Disclosure Related to the PIMCO All Asset All Authority Portfolio
(the "Portfolio")

Effective immediately, the first and second sentences of the "Principal Investment Strategies" section of the Portfolio's Portfolio Summary in the Prospectuses are deleted in their entirety and replaced with the following:

The Portfolio is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other funds. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds (collectively, "Underlying PIMCO Funds").

In addition, effective immediately, the "Model Risk" paragraph in the "Principal Risks—Certain Principal Risks of Underlying PIMCO Funds" section of the Portfolio's Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

Model Risk: the risk that an Underlying PIMCO Fund's investment models used in making investment allocation decisions, and the indexation methodologies used in constructing an underlying index for an Underlying PIMCO Fund that seeks to track the investment results of such underlying index, may not adequately take into account certain factors and may result in a decline in the value of an investment in the Underlying PIMCO Fund

In addition, effective immediately, the following paragraphs are added to the "Principal Risks—Certain Principal Risks of Underlying PIMCO Funds" section of the Portfolio's Portfolio Summary in the Prospectuses:

Tracking Error Risk: the risk that the portfolio of an Underlying PIMCO Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Underlying PIMCO Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Underlying PIMCO Fund's portfolio to reflect changes in the composition of the underlying index. Performance of the Underlying PIMCO Fund and the underlying index may vary due to asset valuation differences and differences between the Underlying PIMCO Fund's portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, an Underlying PIMCO Fund's use of a representative sampling approach may cause the Underlying PIMCO Fund to be less correlated to the return of the underlying index than if the Underlying PIMCO Fund held all of the securities in the underlying index

Indexing Risk: the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index

(PIMCO All Asset Portfolio - Administrative Class) | (PIMCO All Asset Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other funds. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds (collectively, "Underlying PIMCO Funds").

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Model Risk: the risk that an Underlying PIMCO Fund's investment models used in making investment allocation decisions, and the indexation methodologies used in constructing an underlying index for an Underlying PIMCO Fund that seeks to track the investment results of such underlying index, may not adequately take into account certain factors and may result in a decline in the value of an investment in the Underlying PIMCO Fund

Tracking Error Risk: the risk that the portfolio of an Underlying PIMCO Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Underlying PIMCO Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Underlying PIMCO Fund's portfolio to reflect changes in the composition of the underlying index. Performance of the Underlying PIMCO Fund and the underlying index may vary due to asset valuation differences and differences between the Underlying PIMCO Fund's portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, an Underlying PIMCO Fund's use of a representative sampling approach may cause the Underlying PIMCO Fund to be less correlated to the return of the underlying index than if the Underlying PIMCO Fund held all of the securities in the underlying index

Indexing Risk: the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index

(PIMCO All Asset Portfolio - Institutional Class) | (PIMCO All Asset Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other funds. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds (collectively, "Underlying PIMCO Funds").

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Model Risk: the risk that an Underlying PIMCO Fund's investment models used in making investment allocation decisions, and the indexation methodologies used in constructing an underlying index for an Underlying PIMCO Fund that seeks to track the investment results of such underlying index, may not adequately take into account certain factors and may result in a decline in the value of an investment in the Underlying PIMCO Fund

Tracking Error Risk: the risk that the portfolio of an Underlying PIMCO Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Underlying PIMCO Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Underlying PIMCO Fund's portfolio to reflect changes in the composition of the underlying index. Performance of the Underlying PIMCO Fund and the underlying index may vary due to asset valuation differences and differences between the Underlying PIMCO Fund's portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, an Underlying PIMCO Fund's use of a representative sampling approach may cause the Underlying PIMCO Fund to be less correlated to the return of the underlying index than if the Underlying PIMCO Fund held all of the securities in the underlying index

Indexing Risk: the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index

(PIMCO All Asset Portfolio - Advisor Class and Class M) | (PIMCO All Asset Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other funds. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds (collectively, "Underlying PIMCO Funds").

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Model Risk: the risk that an Underlying PIMCO Fund's investment models used in making investment allocation decisions, and the indexation methodologies used in constructing an underlying index for an Underlying PIMCO Fund that seeks to track the investment results of such underlying index, may not adequately take into account certain factors and may result in a decline in the value of an investment in the Underlying PIMCO Fund

Tracking Error Risk: the risk that the portfolio of an Underlying PIMCO Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Underlying PIMCO Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Underlying PIMCO Fund's portfolio to reflect changes in the composition of the underlying index. Performance of the Underlying PIMCO Fund and the underlying index may vary due to asset valuation differences and differences between the Underlying PIMCO Fund's portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, an Underlying PIMCO Fund's use of a representative sampling approach may cause the Underlying PIMCO Fund to be less correlated to the return of the underlying index than if the Underlying PIMCO Fund held all of the securities in the underlying index

Indexing Risk: the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index

(PIMCO All Asset All Authority Portfolio - Administrative Class) | (PIMCO All Asset All Authority Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other funds. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds (collectively, "Underlying PIMCO Funds").

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Model Risk: the risk that an Underlying PIMCO Fund's investment models used in making investment allocation decisions, and the indexation methodologies used in constructing an underlying index for an Underlying PIMCO Fund that seeks to track the investment results of such underlying index, may not adequately take into account certain factors and may result in a decline in the value of an investment in the Underlying PIMCO Fund

Tracking Error Risk: the risk that the portfolio of an Underlying PIMCO Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Underlying PIMCO Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Underlying PIMCO Fund's portfolio to reflect changes in the composition of the underlying index. Performance of the Underlying PIMCO Fund and the underlying index may vary due to asset valuation differences and differences between the Underlying PIMCO Fund's portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, an Underlying PIMCO Fund's use of a representative sampling approach may cause the Underlying PIMCO Fund to be less correlated to the return of the underlying index than if the Underlying PIMCO Fund held all of the securities in the underlying index

Indexing Risk: the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index

(PIMCO All Asset All Authority Portfolio - Institutional Class) | (PIMCO All Asset All Authority Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other funds. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds (collectively, "Underlying PIMCO Funds").

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Model Risk: the risk that an Underlying PIMCO Fund's investment models used in making investment allocation decisions, and the indexation methodologies used in constructing an underlying index for an Underlying PIMCO Fund that seeks to track the investment results of such underlying index, may not adequately take into account certain factors and may result in a decline in the value of an investment in the Underlying PIMCO Fund

Tracking Error Risk: the risk that the portfolio of an Underlying PIMCO Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Underlying PIMCO Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Underlying PIMCO Fund's portfolio to reflect changes in the composition of the underlying index. Performance of the Underlying PIMCO Fund and the underlying index may vary due to asset valuation differences and differences between the Underlying PIMCO Fund's portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, an Underlying PIMCO Fund's use of a representative sampling approach may cause the Underlying PIMCO Fund to be less correlated to the return of the underlying index than if the Underlying PIMCO Fund held all of the securities in the underlying index

Indexing Risk: the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index

(PIMCO All Asset All Authority Portfolio - Advisor Class and Class M) | (PIMCO All Asset All Authority Portfolio)
Prospectus:	rr_ProspectusTable
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other funds. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds (collectively, "Underlying PIMCO Funds").

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Model Risk: the risk that an Underlying PIMCO Fund's investment models used in making investment allocation decisions, and the indexation methodologies used in constructing an underlying index for an Underlying PIMCO Fund that seeks to track the investment results of such underlying index, may not adequately take into account certain factors and may result in a decline in the value of an investment in the Underlying PIMCO Fund

Tracking Error Risk: the risk that the portfolio of an Underlying PIMCO Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Underlying PIMCO Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Underlying PIMCO Fund's portfolio to reflect changes in the composition of the underlying index. Performance of the Underlying PIMCO Fund and the underlying index may vary due to asset valuation differences and differences between the Underlying PIMCO Fund's portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, an Underlying PIMCO Fund's use of a representative sampling approach may cause the Underlying PIMCO Fund to be less correlated to the return of the underlying index than if the Underlying PIMCO Fund held all of the securities in the underlying index

Indexing Risk: the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index